Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock Previously Reported	Common Stock	Preferred Stock Previously Reported	Preferred Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Balance at Dec. 31, 2021		$ 67				$ 30,988,020		$ (25,777,841)		$ 5,210,246
Balance (in Shares) at Dec. 31, 2021		381,163
Shares Repurchased						(12,960)				(12,960)
Shares Repurchased (in Shares)		(82)
Share-based Compensation						86,659				86,659
Warrants Issued						303,000				303,000
Warrants Exercised						49,980				49,980
Warrants Exercised (in Shares)		474
Net income (loss)								(12,268,216)		(12,268,216)
Balance at Dec. 31, 2022	$ 67	$ 67			$ 31,414,698	31,414,699	$ (38,046,057)	(38,046,057)	$ (6,631,291)	(6,631,291)
Balance (in Shares) at Dec. 31, 2022	381,616	381,555
Shares Repurchased						(10,530)				(10,530)
Shares Repurchased (in Shares)		(64)
Share-based Compensation						18,594				18,594
Net income (loss)								(31,641,742)		(31,641,742)
Balance at Sep. 30, 2023		$ 67				31,422,762		(69,687,799)		(38,264,969)
Balance (in Shares) at Sep. 30, 2023		381,552
Balance at Dec. 31, 2022	$ 67	$ 67			$ 31,414,698	31,414,699	$ (38,046,057)	(38,046,057)	$ (6,631,291)	(6,631,291)
Balance (in Shares) at Dec. 31, 2022	381,616	381,555
Shares Repurchased						(11,340)				(11,340)
Shares Repurchased (in Shares)		(71)
Share-based Compensation						18,594				18,594
Net income (loss)								(36,798,419)		(36,798,419)
Balance at Dec. 31, 2023		$ 67				31,421,953		(74,844,476)		(43,422,456)
Balance (in Shares) at Dec. 31, 2023		381,484
Thinking Tree Spirits Acquisition		$ 5				(5)
Thinking Tree Spirits Acquisition (in Shares)		50,958
Preferred Stock Issued				$ 49		1,680,468				1,680,517
Preferred Stock Issued (in Shares)				494,840
Shares Repurchased						(3,690)				(3,690)
Shares Repurchased (in Shares)		(21)
Warrants Issued						2,330,000				2,330,000
Warrants Exercised
Warrants Exercised (in Shares)		9,493
Net income (loss)								5,426,409		5,426,409
Balance at Sep. 30, 2024		$ 72		$ 49		$ 35,428,726		$ (69,418,067)		$ (33,989,220)
Balance (in Shares) at Sep. 30, 2024		441,914		494,840